Events after the reporting period (Details) $ in Thousands, R$ in Millions, R in Millions, ₦ in Billions			1 Months Ended															3 Months Ended		9 Months Ended
	Jan. 11, 2023 NGN (₦)	Jan. 11, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 BRL (R$)	Jun. 30, 2023 NGN (₦)	Jun. 30, 2023 USD ($)	May 31, 2023 NGN (₦)	May 31, 2023 USD ($)	Apr. 30, 2023 NGN (₦)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 NGN (₦)	Mar. 31, 2023 USD ($)	Feb. 28, 2023 NGN (₦)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 NGN (₦)	Jan. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 NGN (₦)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2024	Nov. 13, 2023 USD ($)	Nov. 13, 2023 ZAR (R)	Oct. 31, 2023 ZAR (R)	Sep. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 03, 2023 NGN (₦)	Jan. 03, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 19, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings, classified as financing activities																		$ 318,765	$ 118,884		$ 976,944	$ 834,677
Borrowings																											$ 3,542,155					$ 3,344,402
Repayments of borrowings, classified as financing activities																		$ 226,741	$ 44,184		644,591	$ 114,211
IHS Holding Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																											370,433					368,630
Nigeria 2023 Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount								₦ 165.0																				$ 212,800		₦ 124.5	$ 160,500
Decrease in loan facility								₦ (11.5)	$ (14,800)					₦ (29.0)	$ (37,400)
Borrowings, interest rate																20.00%	20.00%
Proceeds from borrowings, classified as financing activities						₦ 11.5	$ 14,800			₦ 15.0	$ 19,300	₦ 14.0	$ 18,100			₦ 124.5	$ 160,500
Borrowings																				₦ 165.0							212,800
Nigeria 2023 Term Loan | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							24.00%
Nigeria 2023 Term Loan | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							18.00%
Nigeria 2023 Term Loan | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																							2.50%
Nigeria 2023 Revolving Credit Facility (RCF)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount														55.0															$ 70,900	₦ 44.0	$ 56,700
Decrease in loan facility														₦ (11.0)	$ (14,200)
Borrowings, interest rate																20.00%	20.00%
Proceeds from borrowings, classified as financing activities																				40.0	51,600
Borrowings																											$ 0
Repayments of borrowings, classified as financing activities																				₦ 40.0	$ 51,600
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							24.00%
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																							18.00%
Nigeria 2023 Revolving Credit Facility (RCF) | Forecast | Nigerian MPR
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																							2.50%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																																57,448
Repayments of borrowings, classified as financing activities	₦ 16.1	$ 20,800
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																				18.00%							18.00%
IHS (Nigeria) Limited, IHSN NG1, maturing 2023 | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate																				12.50%							12.50%
IHS (Nigeria) Limited, IHSN NG2, maturing 2023
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings, classified as financing activities	₦ 10.0	$ 12,900
IHS Kuwait Limited, Bank Borrowings Maturing 2029
Disclosure of non-adjusting events after reporting period [line items]
Notional amount																																	$ 85,000
Borrowings																											$ 62,916					$ 66,251
IHS Brasil Debentures [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issue of debentures				$ 238,400	R$ 1,200.0
IHS Brasil Debentures [Member] | CDI
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis																				3.10%							3.10%
Calculation period for interest rate basis				252 days	252 days
Signing of loan agreements | IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 18,500																							R 350.0
Borrowings																								$ 6,200	R 117.9
Change in borrowings terms | IHS Holding Bullet Term Loan Facility
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			130,000
Decrease in loan facility			$ 100,000